Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 41,838	$ 40,272
Marketable securities	13,559	20,417
Prepaid expenses and other current assets	1,306	1,502
Total current assets	56,703	62,191
NON-CURRENT ASSETS:
Property and equipment, net	6,298	2,311
Right-of-use assets	5,133
Other assets	641	662
Total non-current assets	12,072	2,973
Total assets	68,775	65,164
CURRENT LIABILITIES:
Trade payables	1,164	1,985
Employees and payroll accruals	3,443	2,888
Current maturities of lease liabilities	1,870
Accrued expenses and other payables	4,918	1,832
Total current liabilities	11,395	6,705
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	5,221	24,049
Employee benefit liabilities, net	773	183
Lease liability	4,101
Liability to Israel Innovation Authority (IIA)	12,302	9,540
Total non-current liabilities	22,397	33,772
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY:
Share premium	238,992	193,953
Capital reserve due to actuarial loss	(541)	(77)
Reserve from financial assets measured at FVOCI	4	(43)
Accumulated deficit	(203,564)	(169,213)
Total shareholders' equity	34,983	24,687
Total liabilities and shareholders' equity	68,775	65,164
Ordinary shares
SHAREHOLDERS' EQUITY:
Share capital	$ 92	$ 67